Borrowings (Current)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Borrowings (Current) [Abstract]
BORROWINGS (CURRENT)

NOTE 12 — BORROWINGS

Borrowings consist of the following:

Borrowings

	As at September 30, 2023			As at March 31, 2023
	(In US$)			(In US$)
	Current	Non current	Total	Current	Non current	Total
Particulars
Vehicles Loans from Financial Institutions	14,525	—	14,525	10,946	10,185	21,131
Total secured borrowings	14,525	—	14,525	10,946	10,185	21,131

Unsecured
0% Senior Convertible Debt	2,089,864	—	2,089,864	3,333,334		3,333,334
Series A preferred convertible security (refer to Note 22)	1,004,705		1,004,705
Loan from the Related Parties	13,326		1,304	1,304		1,304
Loan from Directors	1,637,125		1,637,125	532,960		532,960
Loan from Others			12,022	10,587		10,587
	4,745,020	—	4,745,020	3,878,185	—	3,878,185
Total borrowings	4,759,545	—	4,759,545	3,889,131	10,185	3,899,316

Loan from directors and relatives are interest free and is repayable on demand.

NOTE 11A — BORROWINGS (CURRENT)

Borrowings consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Secured Borrowings
7% Senior secured promissory note	$—	1,000,000
Vehicle loan from financial institution	10,946

Unsecured Borrowings
0% Senior Convertible Notes	3,333,333
Loan from directors	$532,960	$36,851
Loan from a related party	$1,304	$1,304
Loan from others	10,587
	3,889,131	1,038,155

0% Senior unsecured convertible notes

On November 9, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a certain accredited investor as purchaser (the “Investor”). Pursuant to the Securities Purchase Agreement, we sold, and the Investor purchased, $3,333,333.33 in principal amount of unsecured senior convertible notes (the “Convertible Notes”) and warrants (the “Warrants”). Refer to note 13A.

7% Senior secured promissory note

The Secured Promissory Notes amount is $1,000,000 at a 7% original issue discount. The securities of the note are senior guaranteed by Global Health Sciences, Inc., a Delaware corporation, and secured by a security interest in the assets of Global Health Sciences, Inc. In addition, the Company’s performance of its obligations hereunder is secured by a pledge of the Company’s shares of the common stock of Global Health Sciences, Inc. but are not convertible into the Company’s stock. The senior secured note also contains certain default provisions and is subject to standard covenants such as restrictions on issuing new debt. In conjunction with the note, the Company issued a warrant exercisable into 0.5 million shares with a term of three years and strike price of $10. The Warrants also contain certain antidilution provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions as well as a potential adjustment to the exercise price based on certain events. The outstanding warrants are recognized as a warrant liability on the balance sheet and measured at their inceptions date at fair value and subsequently re-measured at each reporting period with change being recorded as a component of other income in the statement of profit or loss and other comprehensive income (refer note 13A)

Loan from directors is interest free and is repayable on demand.

Loans from financial institutions is towards purchased of vehicles which has been kept as security with them. The borrowings is repayable in 36 equal installments and rate of borrowigs is 8.5 % p.a.